SEGMENTED INFORMATION	12 Months Ended
Jul. 31, 2017
Segmented Information
SEGMENTED INFORMATION
12.	SEGMENTED INFORMATION
The Company has two reportable segments, being the acquisition of exploration and evaluation assets located in British Columbia, Canada, and California, United States.